Other Intangible Assets - Others (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Intangible Assets
Other intangible assets	€ 1,269,342	€ 1,195,302	€ 1,161,572
Intangible asset purchase commitments	1,199	639
Profit (loss) incurred on disposals of intangible assets	(83)	7,198
Impairment loss	63,675
Plasma center licenses
Other Intangible Assets
Other intangible assets	26,631	30,075
Development costs
Other Intangible Assets
Other intangible assets	183,281	52,272
License rights
Other Intangible Assets
Other intangible assets	4,235	0
Self-constructed
Other Intangible Assets
Other intangible assets	€ 49,782	€ 29,034